[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

September 7, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Advent/Claymore Global Convertible Securities & Income Fund
Auction Preferred Shares N-2 Filing (File Nos. 333-143712 and 811-22022)

Ladies and Gentlemen:

On behalf of Advent/Claymore Global Convertible Securities & Income Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, an electronically signed Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 relating to the Fund’s Auction Preferred Shares (the “Registration Statement”).

A fee of $5,219 (including the fee of $30.70 paid in connection with the initial filing of the Registration Statement) has been paid to cover the registration fee under the Securities Act.

If you have any questions or require any further information with respect to this Registration Statement, please call me at (312) 407-0570 or Kevin Hardy at (312) 407-0641.

Very truly yours,

/s/ Thomas A. Hale
Thomas A. Hale

Enclosure